Boston Common International Fund (Prospectus Summary) | Boston Common International Fund
Boston Common International Fund
Investment Objective
The Boston Common International Fund (the "Fund") seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Boston Common International Fund
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Boston Common International Fund
Management Fees		0.90%
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	2.11%
Total Annual Fund Operating Expenses		3.01%
Fee Reduction and/or Expense Reimbursement		(1.65%)
Total Annual Fund Operating Expenses After Fee Reduction and/or Expense Reimbursement	[2]	1.36%
[1]	"Other Expenses" includes Acquired Fund Fees and Expenses ("AFFE"), which are indirect fees and expenses that funds incur from investing in the shares of other mutual funds. The Total Annual Fund Operating Expenses for the Fund in the table above differs from the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of the statutory prospectus because the audited information in the "Financial Highlights" reflects the operating expenses and does not include indirect expenses such as AFFE.
[2]	Boston Common Asset Management, LLC (the "Advisor") has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Reduction and/or Expense Reimbursement for the Fund to 1.35% of the Fund's average daily net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least January 31, 2013. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Advisor, or by the Advisor with consent of the Board. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for the fiscal year (taking into account the reimbursement) does not exceed the Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual Expense Cap for the first year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Boston Common International Fund	137	607	1,279	3,082

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19.71% of the average value of its portfolio.

Principal Investment Strategies
Boston Common seeks to preserve and build capital over the long term through investing in a diversified portfolio of stocks and American Depositary Receipts

("ADRs") of companies it believes are high quality and undervalued. We look for companies with sound governance and a history of responsible financial management that we believe are capable of consistent profitability over a long time horizon. We include those companies in our portfolios that we believe are operating successfully in economic sectors with superior end-market growth, or are beneficiaries of broader sector themes we have identified, but that we judge to be trading at discounts to their intrinsic value. We seek to integrate environmental, social, and governance ("ESG") criteria into the stock selection process and express a preference for best-in-class firms with innovative approaches to the environmental and social challenges their industries, society,

and the world as a whole face. Best-in-class refers to firms that Boston Common views as having better records on ESG criteria than other firms in the same industry or sector.

Boston Common endeavors to integrate financial and sustainability factors into its investment process because we believe ESG research helps us identify companies that will be successful over the long-term. We seek companies that can capitalize on new market opportunities, implement efficiency improvements and avoid unanticipated costs stemming from inadequate attention to ESG risks. As a result, we believe ESG research helps improve portfolio quality and financial return potential.

Boston Common selects stocks through bottom-up, fundamental research, while maintaining a disciplined approach to valuation and risk control. We may sell a security when its price reaches a set target, if we believe that other investments are more attractive, or for other reasons we may determine.

We use our voice as a shareholder to raise environmental, social, and governance issues with the management of select portfolio companies through a variety of channels. These include dialogue with management, voting proxies in accordance with our ESG guidelines, and the annual shareholder meeting process. Through these efforts, we seek to encourage company managements towards greater transparency, accountability, and commitment to ESG issues.

The Fund will normally invest at least 80% of its net assets, including borrowings for investment purposes, in securities of non-U.S. companies. The

Fund may invest in common and preferred stocks as well as securities that are convertible into common stocks. The Fund may also invest in ADRs, European

Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). Up to 20%

of the Fund's total assets may be invested in securities of companies located in emerging markets. The Fund generally seeks to invest in companies that have market capitalizations of $2 billion or greater.

The Fund will not change its investment policy of investing at least 80% of its net assets in equity securities of non-U.S. companies without first changing the

Fund's name and providing shareholders with at least 60 days' prior written notice.

Principal Investment Risks
There is the risk that you could lose all or a portion of your investment in the

Fund. The following risks could affect the value of your investment in the Fund:

  o  General Market Risk: The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time. Globally, financial markets continue to experience uncertainty and stress, which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks.

  o  Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

  o  Management Risk: Boston Common may fail to implement the Fund's investment strategies or meet its investment objective.

  o  Foreign Securities and Emerging Markets Risk: Foreign securities are subject to increased risks including political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Investments in emerging markets are generally more volatile than investments in developed foreign markets. Current political uncertainty surrounding the European Union and its membership could add to increased market volatility. This situation has also raised a number of uncertainties regarding the stability and overall standing of the European Monetary Union. Given the global effect of today's economy, the volatility of the Euro may affect the risk of an investment in the Fund.

  o  Large Companies Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies,

     especially during extended periods of economic expansion.

  o  Sustainability (ESG) Policy Risk: The Fund's ESG policy could cause it to perform differently compared to similar funds that do not have such a policy. This ESG policy may result in the Fund foregoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. The Fund will vote proxies in a manner which is consistent with its ESG criteria, which may not always be consistent with maximizing short-term performance of the issuer.

Performance
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund's total returns have varied since inception. The table below illustrates how the Fund's average annual total returns for the 1-year and since inception periods compare with that of a broad-based securities index. This comparison is provided to offer a broader market perspective. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information is available on the Fund's website at www.bostoncommonfunds.com.

Calendar Year Total Return

Highest Quarterly Return: Q4, 2011  5.36%

Lowest Quarterly Return:  Q3, 2011 -19.11%

Average Annual Total Return as of December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Boston Common International Fund	Return Before Taxes	(12.89%)	(12.86%)	Dec. 29, 2010
Boston Common International Fund After Taxes on Distributions	Return After Taxes on Distributions	(12.90%)	(12.86%)	Dec. 29, 2010
Boston Common International Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(8.27%)	(10.89%)	Dec. 29, 2010
Boston Common International Fund MSCI EAFE Index	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	(12.14%)	(11.84%)	Dec. 29, 2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on the individual investor's situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").